Label	Element	Value
ETFMG Prime Junior Silver ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001467831_SupplementTextBlock
Supplement to the

Summary Prospectus, Prospectus, and Statement of Additional Information dated January 31, 2017, as previously supplemented, of the

PureFunds® ISE Junior Silver™ (Small Cap Miners/Explorers) ETF (SILJ)

July 28, 2017

Important Notice Regarding Changes to the Name, Underlying Index, Investment Objective,
 and Principal Investment Strategy of each Fund

The Board of Trustees of ETF Managers Trust has approved the changes described below with respect to each of the funds listed at the top of this Supplement (each, a “Fund”, and collectively, the “Funds”), effective as of August 1, 2017.

Name Changes. Effective August 1, 2017, the name of each Fund listed in the table below will change as follows:

Current Fund Name	New Fund Name
PureFunds® ISE Cyber Security™ ETF	ETFMG Prime Cyber Security ETF
PureFunds® ISE Mobile Payments™ ETF	ETFMG Prime Mobile Payments ETF
PureFunds® ISE Junior Silver™ (Small Cap Miners/Explorers) ETF	ETFMG Prime Junior Silver ETF
PureFunds® Video Game Tech ETF	ETFMG Video Game Tech ETF
PureFunds® Drone Economy Strategy ETF	ETFMG Drone Economy Strategy ETF
PureFunds® ETFx HealthTech ETF	ETFMG ETFx HealthTech ETF

Underlying Index Changes. Effective August 1, 2017, Prime Indexes will replace Nasdaq, Inc. as the index provider for each Fund listed in the table below and a new underlying index (each, a “New Underlying Index”) will replace the existing underlying index for each such Fund as follows:

New Fund Name	Current Underlying Index	New Underlying Index
ETFMG Prime Cyber Security ETF	ISE Cyber Security™ Index	Prime Cyber Defense Index
ETFMG Prime Mobile Payments ETF	ISE Mobile PaymentsTM Index	Prime Mobile Payments Index
ETFMG Prime Junior Silver ETF	ISE Junior Silver (Small Cap Miners/Explorers)™ Index	Prime Junior Silver Miners & Explorers Index

Effective August 1, 2017, all references in each Summary Prospectus, Prospectus, and SAI to Nasdaq, Inc. as an index provider, the section entitled “Fund Sponsor” on page 45 of the Prospectus, the third through fifth paragraphs under “Index/Trademark Licenses/Disclaimers” on pages 49–50 of the Prospectus, and the section entitled “Additional Index Information” on page 2 of the SAI are deleted in their entirety.

Risk/Return [Heading]	rr_RiskReturnHeading	ETFMG Prime Junior Silver ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective Changes.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Effective August 1, 2017, the investment objective of each of the ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, and ETFMG Prime Junior Silver ETF will be to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the applicable New Underlying Index listed in the above table.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy Changes.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following changes are each effective August 1, 2017:

ETFMG Prime Junior Silver ETF (formerly the PureFunds® ISE Junior Silver™ (Small Cap Miners/Explorers) ETF)

The third through eighth paragraphs under “Principal Investment Strategies” on pages 15–16 of the Prospectus are replaced with the following:

The Index tracks the performance of the equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of small-capitalization companies actively engaged in silver refining, mining, or exploration (“Junior Silver Companies”). “Junior” is a common term used in Canada in reference to small capitalization exploration companies that generally have no mining operations. Junior Silver Companies include pure play companies that generate more than 50% of their revenue from silver mining activities and non-pure play companies that generate 50% or less of their revenue from silver mining activities.  The stocks are weighted according to a modified market capitalization that is based upon the percentage of company revenues generated from silver mining activities such that, when weighting Junior Silver Companies, the market cap of a pure play company is multiplied by a factor of three and the market cap of a non-pure play company is multiplied by a factor of one. The securities of each company in the Index must also be listed on a securities exchange.

The initial universe of Junior Silver Companies is determined based on proprietary research and analysis conducted by Prime Indexes, the “Index Provider”. The Index Provider uses a variety of publicly available resources for such analysis, including financial statements and other reports published by issuers to determine whether a company is actively engaged as a Junior Silver Company. When deemed appropriate by the Index Provider in its sole discretion, the Index Provider may also determine that certain components that would otherwise satisfy eligibility requirements be excluded from the Index or certain components that do not satisfy eligibility requirements be included in the Index.

The Index has a quarterly review in March, June, September, and December of each year at which times the Index is reconstituted and rebalanced by the Index Provider. The composition of the Index and the constituent weights are determined on the second Friday of each March, June, September, and December (or the next business day if the second Friday is not a business day) (the “Selection Day”). Component changes are made after the market close on the third Friday of March, June, September, and December and become effective at the market opening on the next trading day. Changes are announced on the Index Provider's publicly available website or the website of Solactive AG on the Selection Day.

Junior Silver Companies are then screened as of the Selection Date for investibility (e.g., must not be listed on an exchange in a country which employs certain restrictions on foreign capital investment), a minimum market capitalization of $20 million, a maximum market capitalization of $3 billion, and an operating company structure (as opposed to a pass-through security). The Index Provide may include companies in the Index with a market capitalization within 5% of the above thresholds as of the Selection Date to account for short term fluctuations in market capitalization resulting from changes in a security’s price.

The weightings of the constituents of the Index are further modified in that each constituent weighting is capped at 10% of the Index (except as described below) and the cumulative weight of all constituents with an individual weight of 5% or greater may not in the aggregate account for more than 50% of the weight of the Index as of the Selection Day. Additionally, Index constituents with a market capitalization of less than US$60 million as of the Selection Day will have their weight reduced by 10–70% depending on their specific market capitalization (collectively, the “Liquidity Requirements”). The weight of any individual Index constituent whose weight is reduced due to the Liquidity Requirements will be redistributed equally among all other Index constituents whose weights have not been reduced due to the Liquidity Requirements.

If after all weight adjustments due to the Liquidity Requirements, more than four Index constituents would each have a weight greater than 4.5%, each Index constituent with a weight greater than 4.5% other than the four most heavily weighted constituents will have its weight reduced to 4.5% with any excess weight redistributed equally among the four most heavily weighted constituents. Consequently, the Fund expects that the Index will generally have one or more constituents with a weight of more than 10%.

The Index is developed and owned by the Index Provider, and the Index is calculated and maintained by Solactive AG. The Index Provider is independent of Solactive AG, the Fund, and the Fund’s investment adviser.

As of July 27, 2017, the Index had 25 constituents, 23 of which were foreign companies. The three largest stocks and their weightings in the Index were Hochschild Mining plc (11.17%), First Majestic Silver Corp (10.51%), and Pan American Silver Corp (10.25%).

The last sentence under “Principal Investment Strategies” on page 16 of the Prospectus is replaced with the following:

As of July 27, 2017, the Index was concentrated in companies in the metals and mining industries group.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of July 27, 2017, the Index was concentrated in companies in the metals and mining industries group.